COMMITMENTS AND CONTINGENCIES (Details Narrative)				1 Months Ended		12 Months Ended
	Jul. 10, 2020 USD ($) shares	Apr. 03, 2019 ft²	Jun. 01, 2018 ft²	Jul. 26, 2021 USD ($) ft²	Apr. 30, 2018 USD ($)	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2020 USD ($) ft²	Sep. 30, 2022 USD ($)	Nov. 24, 2021 USD ($)	Mar. 02, 2021 USD ($)
Loss Contingencies [Line Items]
Payroll taxes payable						$ 0	$ 3,146	$ 78,726
Area of Lease | ft²				40,000		40,000	14,603
Operating lease liability						$ 5,055,085		5,115,752	$ 4,980,104
Rentable Space | ft²				30,000
Security Deposit payment				$ 600,000
Remaining lease term						10 years 4 months 24 days
Accrued Liabilities, Current						$ 618,093	$ 1,038,092	481,913
Operating lease right of use asset						4,925,765	$ 196,144	4,726,975	$ 4,980,104
Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Annual salary					$ 249,260
Annual Car allowance					$ 18,000
Percentage of gross revenue					1.00%
Compensation to be paid in addition to base salary in separation payments	$ 75,000
One-time charge which will be amortized in equal amounts over the 36-month term of the separation agreement	747,788
Lump sum payment owed under separation agreement										$ 124,631
Accrued Liabilities, Current						$ 479,000		$ 291,730
Current life insurance	$ 1,200
Unvested options amount | shares	50,358
Value of unvested options exercisable	$ 95,127
Legal Fees	$ 17,000
Minimum [Member]
Loss Contingencies [Line Items]
Area of Lease | ft²		8,308
Minimum [Member] | FLORIDA
Loss Contingencies [Line Items]
Area of Lease | ft²			4,400
Maximum [Member]
Loss Contingencies [Line Items]
Area of Lease | ft²		10,203